Basis of presentation and significant accounting policies	6 Months Ended
Jun. 30, 2022
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Basis of presentation and significant accounting policies

Note 2	Basis of presentation and significant accounting policies
These financial statements were prepared in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB), under International Accounting Standard (IAS) 34 - Interim Financial Reporting and were approved by BCE’s board of directors on August 3, 2022. These financial statements were prepared using the same basis of presentation, accounting policies and methods of computation as outlined in Note 2, Significant accounting policies in our consolidated financial statements for the year ended December 31, 2021, except as noted below.

These financial statements do not include all of the notes required in annual financial statements.
All amounts are in millions of Canadian dollars, except where noted.

Adoption of amended accounting standards
As required, we adopted the following amendments and clarifications to accounting standards issued by the IASB.

STANDARD	DESCRIPTION	IMPACT
Onerous Contracts – Cost of Fulfilling a Contract, Amendments to IAS 37 – Provisions, Contingent Liabilities and Contingent Assets	These amendments clarify which costs should be included in determining the cost of fulfilling a contract when assessing whether a contract is onerous.	These amendments were adopted effective January 1, 2022 and did not have a significant impact on our financial statements.
IFRIC Agenda Decision on Demand Deposits with Restrictions on Use arising from a Contract with a Third Party (IAS 7 – Statement of Cash Flows)
In April 2022, the International Financial Reporting Interpretations Committee (IFRIC) issued an agenda decision clarifying that an entity should present a demand deposit with restrictions on use arising from a contract with a third party as cash and cash equivalents in the statements of financial position and cash flows, unless those restrictions change the nature of the deposit such that it no longer meets the definition of cash in IAS 7.

In Q2 2022, we applied this agenda decision retrospectively to each prior period presented, the impact of which was limited to the classification of funding of $97 million received in Q1 2021 under a subsidy agreement with the Government of Québec. The application of this agenda decision resulted in the following:
•an increase in Cash of $82 million with a corresponding decrease in Other current assets in the statement of financial position as at December 31, 2021
•an increase in Capital expenditures of ($3) million for the three and six months ended June 30, 2021, and ($15) million for the year ended December 31, 2021 in the statements of cash flows
•an increase in Other financing activities of nil and $97 million for the three and six months ended June 30, 2021 and $97 million for the year ended December 31, 2021 in the statement of cash flows.
•no impact in the statement of financial position as at January 1, 2021 as the funding was received in Q1 2021.

Future changes to accounting standards
The following amendments to standards issued by the IASB have not yet been adopted by BCE.

STANDARD	DESCRIPTION	IMPACT	EFFECTIVE DATE
Disclosure of Accounting Policies - Amendments to IAS 1 - Presentation of Financial Statements	These amendments require that entities disclose material accounting policies, as defined, instead of significant accounting policies.	We are currently assessing the impact of these amendments on the disclosure of our accounting policies.	Effective for annual reporting periods beginning on or after January 1, 2023. Early application is permitted.